STOCK BASED COMPENSATION (Schedule Of Company Option Grants And Option Awards) (Details) (USD $)	12 Months Ended
Dec. 31, 2010
Stock Based Compensation [Abstract]
Expected volatility of the Company's option grants (in Percent)	47.94%
Risk free interest rate of the Company's option grants (in Percent)	1.63%
Expected term of the Company's option grants (Duration)	3 years 9 months
Vesting period of the Company's option grants (Duration)	4 years
Contractual term of the Company's option grants (Duration)	4 years
Wieghted average fair value of the Company's option awards (in Dollars per Share)	$ 0.14